CONCENTRATIONS (Details Narrative)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Customer One [Member]
Total outstanding accounts receivable balance	37.30%	39.80%
SupplierAccountedPurchasePercentage	10.00%	10.00%
Customer One [Member] | Total revenue [Member]
Concentration of credit risk		50.00%
No customer account more than total revenue	10.00%
Customer two [Member]
Total outstanding accounts receivable balance	14.00%	18.00%
Customer two [Member] | Total revenue [Member]
Concentration of credit risk		32.30%
No customer account more than total revenue	10.00%
Customer Three [Member]
Total outstanding accounts receivable balance	13.40%	14.50%